FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value of warrant liabilities (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 05, 2019	Nov. 29, 2019
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Change in fair value of warrant liabilities	$ 10,781,250	$ 25,593,750	$ (7,668,750)	$ 3,937,500	$ 4,393,750
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Beginning balance		17,675,000	11,987,500		11,987,500
Fair value for warrants issued						$ 997,500	$ 10,640,000
Change in fair value of warrant liabilities				350,000	5,687,500
Ending Balance	17,675,000	28,175,000	12,512,500	11,987,500	17,675,000
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Beginning balance		17,681,250	18,975,000		18,975,000
Fair value for warrants issued						2,400,000	15,875,000
Change in fair value of warrant liabilities				700,000	(1,293,750)
Ending Balance	17,681,250			18,975,000	17,681,250
Warrants
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Beginning balance		$ 35,356,250	$ 30,962,500		30,962,500
Fair value for warrants issued						$ 3,397,500	$ 26,515,000
Change in fair value of warrant liabilities				1,050,000	4,393,750
Ending Balance	$ 35,356,250			$ 30,962,500	$ 35,356,250